Income Taxes - Schedule of Net Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets, Net [Abstract]
Net operating losses	$ 23,936	$ 21,911
Finance charges and origination fees	133	602
Accrued compensation	314	232
Stock-based compensation	47	83
Section 174 research and development capitalization	2,771	1,642
Capitalized start-up fees	209	231
Tax credits	1,103	903
Total deferred tax assets	28,513	25,604
Valuation allowance	(28,513)	(25,604)
Net deferred tax assets